Debt and Credit Facilities - Long-term Debt (Details) $ in Millions, $ in Millions		12 Months Ended
	Sep. 15, 2017 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 4,114	$ 5,240	$ 1,637	$ 2,687
Long-term debt due within one year		1,433	0	$ 1,050
Long-term debt repayment		$ 0	365
6.15% Notes Due 2019
Disclosure of detailed information about borrowings [line items]
Interest rate		6.15%		6.15%
7.25% Notes Due 2019
Disclosure of detailed information about borrowings [line items]
Interest rate		7.25%		7.25%
5.00% Notes Due 2020
Disclosure of detailed information about borrowings [line items]
Interest rate		5.00%		5.00%
3.95% Notes Due 2022
Disclosure of detailed information about borrowings [line items]
Interest rate		3.95%		3.95%
4.00 Notes Due 2024
Disclosure of detailed information about borrowings [line items]
Interest rate		4.00%		4.00%
3.55% Notes Due 2025
Disclosure of detailed information about borrowings [line items]
Interest rate		3.55%		3.55%
3.60% Notes Due 2027
Disclosure of detailed information about borrowings [line items]
Interest rate		3.60%		3.60%
6.80% Notes Due 2037
Disclosure of detailed information about borrowings [line items]
Interest rate		6.80%		6.80%
6.20% Notes Due 2017
Disclosure of detailed information about borrowings [line items]
Interest rate	6.20%
Long-term debt repayment	$ 365
Non-current debt due within one year [Member]
Disclosure of detailed information about borrowings [line items]
Long-term debt due within one year		$ 1,433	0
Long-term debt
Disclosure of detailed information about borrowings [line items]
Long-term debt		4,114	5,240
Cost | 6.15% Notes Due 2019
Disclosure of detailed information about borrowings [line items]
Long-term debt		0	376	$ 0	300
Long-term debt due within one year		410	0	300	0
Cost | 7.25% Notes Due 2019
Disclosure of detailed information about borrowings [line items]
Long-term debt		0	939	0	750
Long-term debt due within one year		1,023	0	750	0
Cost | 5.00% Notes Due 2020
Disclosure of detailed information about borrowings [line items]
Long-term debt		400	400	0	0
Cost | 3.95% Notes Due 2022
Disclosure of detailed information about borrowings [line items]
Long-term debt		682	626	500	500
Cost | 4.00 Notes Due 2024
Disclosure of detailed information about borrowings [line items]
Long-term debt		1,023	939	750	750
Cost | 3.55% Notes Due 2025
Disclosure of detailed information about borrowings [line items]
Long-term debt		750	750	0	0
Cost | 3.60% Notes Due 2027
Disclosure of detailed information about borrowings [line items]
Long-term debt		750	750	0	0
Cost | 6.80% Notes Due 2037
Disclosure of detailed information about borrowings [line items]
Long-term debt		528	484	387	387
Deferred financing costs
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ (19)	$ (24)	$ 0	$ 0